Revenue - Summary of Revenue by Segment and Asset (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reportable segments [line items]
Revenue		$ 58,760	$ 51,262	$ 55,658
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	[1]	256	767	1,474
Only copper [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue		24,485	19,400	16,107
Other metals [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue		4,546	3,130	2,459
Steelmaking Coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue		3,804	3,394	5,793
Energy coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue		1,786	1,652	1,873
Western Australia Nickel [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue		245	758	1,473
Other revenue [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue		$ 11	$ 9	$ 1

[1]	Group and unallocated items revenue includes: Western Australia Nickel, which transitioned into temporary suspension in December 2024, of US$245 million (2025: US$758 million; 2024: US$1,473 million) and other revenue US$11 million (2025: US$9 million; 2024: US$1 million).